Staff costs (Tables)	12 Months Ended
Dec. 31, 2024
Staff costs
Summary of Staff costs

	Year ended December 31,
	2024	2023	2022

	(Euro, in thousands)
Wages and salaries	€(98,863)	€(100,250)	€(99,708)
Social security costs	(15,590)	(15,742)	(16,748)
Pension costs	(5,669)	(5,581)	(5,583)
Costs related to subscription right plans	(17,685)	(36,628)	(62,003)
Other personnel costs	(9,136)	(6,682)	(9,670)
Total personnel costs	€(146,943)	€(164,883)	€(193,712)

Summary of average number of FTE's

	Year ended December 31,
	2024	2023	2022
Members of the Executive Committee	4	4	4
Research and development	408	372	434
Commercial and medical affairs	26	13	7
Corporate and support	207	245	250
Total	645	634	695

Summary of number of employees

	2024	2023	2022
Number of employees on December 31	704	646	724
Total	704	646	724